Document and Entity Information	12 Months Ended
Nov. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jun 30, 2012
Registrant Name	JPMorgan Trust I
Central Index Key	0001217286
Amendment Flag	false
Document Creation Date	Feb 20, 2013
Document Effective Date	Feb 20, 2013
Prospectus Date	Nov 1, 2012

JPMORGAN U.S. EQUITY FUNDS

JPMorgan Mid Cap Core Fund
(All Share Classes)
(a series of JPMorgan Trust I)

Supplement dated February 20, 2013
to the Prospectuses dated November 1, 2012, as supplemented

Effective February 28, 2013 (the “Effective Date”), the expense cap for the Select Class Shares and investment process of the JPMorgan Mid Cap Core Fund (the “Fund”) will be changed as described below.

Expense Cap Change. Beginning on the Effective Date, the Fund’s adviser, administrator and distributor (the Service Providers) have agreed to decrease the expense limitation for the Fund’s Select Class Shares. As a result, the Service Providers will contractually agree to waive fees and/or reimburse expenses of the Select Class Shares to the extent that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.90% of the Select Class Shares’ average daily net assets. This contract cannot be terminated prior to 11/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Investment Strategy Change. On the Effective Date, the following will replace the third paragraph in the “What are the Fund’s main investment strategies?” section of the prospectuses:
Investment Process: In managing the Fund, the portfolio management team employs an investment process that seeks to identify both growth and value securities for the Fund. The team seeks to identify companies with leading competitive positions, talented management teams and durable business models. In addition, the team will invest in companies that either have the capacity to achieve a sustainable level of above average growth or have sustainable free cash flow generation with management committed to increasing shareholder value.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
Supplement [Text Block]	jpmt37_SupplementTextBlock
JPMORGAN U.S. EQUITY FUNDS

JPMorgan Mid Cap Core Fund
(All Share Classes)
(a series of JPMorgan Trust I)

Supplement dated February 20, 2013
to the Prospectuses dated November 1, 2012, as supplemented

Effective February 28, 2013 (the “Effective Date”), the expense cap for the Select Class Shares and investment process of the JPMorgan Mid Cap Core Fund (the “Fund”) will be changed as described below.

Expense Cap Change. Beginning on the Effective Date, the Fund’s adviser, administrator and distributor (the Service Providers) have agreed to decrease the expense limitation for the Fund’s Select Class Shares. As a result, the Service Providers will contractually agree to waive fees and/or reimburse expenses of the Select Class Shares to the extent that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.90% of the Select Class Shares’ average daily net assets. This contract cannot be terminated prior to 11/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Investment Strategy Change. On the Effective Date, the following will replace the third paragraph in the “What are the Fund’s main investment strategies?” section of the prospectuses:
Investment Process: In managing the Fund, the portfolio management team employs an investment process that seeks to identify both growth and value securities for the Fund. The team seeks to identify companies with leading competitive positions, talented management teams and durable business models. In addition, the team will invest in companies that either have the capacity to achieve a sustainable level of above average growth or have sustainable free cash flow generation with management committed to increasing shareholder value.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

A, C, Select Shares | JPMorgan Mid Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt37_SupplementTextBlock
JPMORGAN U.S. EQUITY FUNDS

JPMorgan Mid Cap Core Fund
(All Share Classes)
(a series of JPMorgan Trust I)

Supplement dated February 20, 2013
to the Prospectuses dated November 1, 2012, as supplemented

Effective February 28, 2013 (the “Effective Date”), the expense cap for the Select Class Shares and investment process of the JPMorgan Mid Cap Core Fund (the “Fund”) will be changed as described below.

Expense Cap Change. Beginning on the Effective Date, the Fund’s adviser, administrator and distributor (the Service Providers) have agreed to decrease the expense limitation for the Fund’s Select Class Shares. As a result, the Service Providers will contractually agree to waive fees and/or reimburse expenses of the Select Class Shares to the extent that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.90% of the Select Class Shares’ average daily net assets. This contract cannot be terminated prior to 11/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Investment Strategy Change. On the Effective Date, the following will replace the third paragraph in the “What are the Fund’s main investment strategies?” section of the prospectuses:
Investment Process: In managing the Fund, the portfolio management team employs an investment process that seeks to identify both growth and value securities for the Fund. The team seeks to identify companies with leading competitive positions, talented management teams and durable business models. In addition, the team will invest in companies that either have the capacity to achieve a sustainable level of above average growth or have sustainable free cash flow generation with management committed to increasing shareholder value.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

R2, R5, R6 Shares | JPMorgan Mid Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt37_SupplementTextBlock
JPMORGAN U.S. EQUITY FUNDS

JPMorgan Mid Cap Core Fund
(All Share Classes)
(a series of JPMorgan Trust I)

Supplement dated February 20, 2013
to the Prospectuses dated November 1, 2012, as supplemented

Effective February 28, 2013 (the “Effective Date”), the expense cap for the Select Class Shares and investment process of the JPMorgan Mid Cap Core Fund (the “Fund”) will be changed as described below.

Expense Cap Change. Beginning on the Effective Date, the Fund’s adviser, administrator and distributor (the Service Providers) have agreed to decrease the expense limitation for the Fund’s Select Class Shares. As a result, the Service Providers will contractually agree to waive fees and/or reimburse expenses of the Select Class Shares to the extent that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.90% of the Select Class Shares’ average daily net assets. This contract cannot be terminated prior to 11/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Investment Strategy Change. On the Effective Date, the following will replace the third paragraph in the “What are the Fund’s main investment strategies?” section of the prospectuses:
Investment Process: In managing the Fund, the portfolio management team employs an investment process that seeks to identify both growth and value securities for the Fund. The team seeks to identify companies with leading competitive positions, talented management teams and durable business models. In addition, the team will invest in companies that either have the capacity to achieve a sustainable level of above average growth or have sustainable free cash flow generation with management committed to increasing shareholder value.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
Document Creation Date	dei_DocumentCreationDate	Feb 20, 2013